CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ (16,378,832)	$ (13,477,240)
Adjustments to reconcile net loss to net cash used in operating activities:
Income related to short-term investments	(648,632)	(244,106)
Depreciation and amortization	174,928	229,569
Net loss (gain) on disposal of property, equipment, software and operating lease right-of-use asset	(3,211)	323
Share-based compensation	2,131,758	2,030,335
Amortization of right-of use assets and interest of lease liabilities	84,845	75,033
Foreign exchange loss (gain), net	169,880	(1,252,353)
Change in fair value of warrant liabilities	973,556
Changes in operating assets and liabilities:
Accounts receivable, net	(150,000)
Prepayments and other current assets	(1,350,481)	30,452
Amount due from related parties	14,324	5,860
Other non-current assets	(34,571)	43,946
Accounts payable	12,654,430	(615,550)
Contract liabilities	(1,279,913)
Amount due to related parties	(10,347,200)	1,260,439
Accruals and other current liabilities	(210,090)	860,235
Lease liabilities	(110,379)	(75,072)
Income tax payable	(410,198)	(1,144)
Net cash used in operating activities	(14,719,786)	(11,129,273)
Cash flows from investing activities:
Placement of short-term investments	(65,000,000)	(40,000,000)
Withdrawal of short-term investments	65,648,632	40,244,106
Proceeds from disposal of property, equipment and software	5,802
Purchase of property, equipment and software	(156,225)	(2,495)
Net cash generated from investing activities	498,209	241,611
Cash flows from financing activities:
Proceeds from exercise of share options	253,800	15,485
Repayment of borrowings	(583,625)	(11,620,071)
Net cash generated from (used in) financing activities	67,851,131	(11,604,586)
Effect of exchange rate on cash and cash equivalents	(243,496)	125,902
Net decrease (increase) in cash and cash equivalents	53,386,058	(22,366,346)
Cash and cash equivalents at the beginning of the period	74,523,782	85,194,502	$ 85,194,502
Cash and cash equivalents at the end of the period	127,909,840	62,828,156	$ 74,523,782
Supplemental cash flow disclosures:
Interest paid	96,641	291,889
Income tax paid	483,483	1,602
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	110,379	$ 75,072
Right-of-use assets obtained in exchange for operating lease obligations	318,657
Underwritten Public Offering
Cash flows from financing activities:
Proceeds from issuance of the Offering, net of issuance costs	65,547,650
ATM Offering
Cash flows from financing activities:
Proceeds from issuance of the Offering, net of issuance costs	$ 2,633,306